Lease Prepayments and Other Non-current Assets (Net Book Amount) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets	¥ 481,414	¥ 858,283
Land use rights [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets	0	0	¥ 374,172
Land use rights [member] | Previously stated ending amount [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets		335,026
Land use rights [member] | Change in accounting policy [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets		(335,026)
Land use rights [member] | Cost [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets	0	0	725,152
Land use rights [member] | Accumulated amortization [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets	0	0	(350,980)
Other Intangible assets [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets	17,635	20,568	23,489
Other Intangible assets [member] | Previously stated ending amount [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets		20,568
Other Intangible assets [member] | Change in accounting policy [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets		0
Other Intangible assets [member] | Cost [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets	85,855	84,093	81,085
Other Intangible assets [member] | Accumulated amortization [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets	(68,220)	(63,525)	(57,596)
Long-term prepaid expense [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets	463,779	502,689	349,588
Long-term prepaid expense [member] | Previously stated ending amount [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets		502,689
Long-term prepaid expense [member] | Change in accounting policy [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets		0
Long-term prepaid expense [member] | Cost [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets	463,779	502,689	349,588
Long-term prepaid expense [member] | Accumulated amortization [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets	0	0	0
Total [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets	481,414	523,257	747,249
Total [member] | Previously stated ending amount [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets		858,283
Total [member] | Change in accounting policy [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets		(335,026)
Total [member] | Cost [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets	549,634	586,782	1,155,825
Total [member] | Accumulated amortization [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Lease prepayments and other non-current assets	¥ (68,220)	¥ (63,525)	¥ (408,576)